Other non-current debts	12 Months Ended
Dec. 31, 2024
Other non-current debts [abstract]
Other non-current debts

22. Other non-current debts

This item includes payables to suppliers amounting to 465 for improvement works on third-party assets.

These payables relate to an installment-based obligation arising from adaptation works carried out in 2024 at a subsidiary’s plant in China, which will be settled on a quarterly basis by the end of 2027. Interest expenses accrue on the installment payment as established in the contract signed between the parties.

	31/12/24	31/12/23
Trade payables on leasehold improvements	465	—
Total Other non-current debts	465	—